INVESTMENTS	12 Months Ended
Dec. 31, 2011
INVESTMENTS
4.	INVESTMENTS

Short-term investments

As of December 31, 2011, all the fixed-rate and adjustable-rate investments were time deposits in commercial banks and financial institutions with an original maturity of less than one year. The available-for-sale securities are debt securities with guaranteed return rates.

During the years ended December 31, 2009, 2010 and 2011, the Company recorded interest income, including short-term investment gains, of RMB8.18 million, RMB37.21 million and RMB149.35 million (US$ 23.73 million) in the consolidated statements of comprehensive income, respectively.

Short-term investments as of December 31, 2010 and 2011 were as follows:

	As of December 31, 2010
	Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Fair value
	RMB	RMB	RMB	RMB
	(In thousands)
Short-term investments:
Held-to-maturity securities
Fixed-rate investments	376,492	5	(1,263)	375,234

	As of December 31, 2011
	Amortized cost	Gross un- recognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Fair value	Fair value
	RMB	RMB	RMB	RMB	RMB	US$
	(In thousands)
Short-term investments:
Held-to-maturity securities
Fixed-rate investments	9,848,848	10,504	(25,077)		9,834,275	1,562,509
Adjustable-rate investments	100,048	—	(21)		100,027	15,893
Available-for-sale securities
Adjustable-rate investments	102,637			45	102,682	16,314

The Company’s held-to-maturity securities are stated at amortized cost. The fair values of the held-to-maturity securities and available-for-sale securities are determined based on a discounted cash flow model using the discount curve of market interest rates.

Long-term investments

The Company’s long-term investments consist of cost method investments and equity method investments.

Cost method investments

The Company’s carrying amount of cost method investments was RMB204.35 million and RMB389.63 million (US$61.91 million) as of December 31, 2010 and 2011, respectively. The increase is primarily due to an investment of preferred shares of ANJUKE Inc., a private company leading online real estate market place, with a cash consideration of RMB144.76 million (US$23.00 million).

Equity method investments

The Company established Qiyi.com, Inc. (“Qiyi”) in Cayman Islands and held 100% of its ordinary shares. In March 2010, Providence Equity Partners (“Providence”), and Dragon Ventures Limited (“Dragon”) subscribed with cash in Series A convertible redeemable preferred shares and in Series A-1 convertible preferred shares, respectively, of Qiyi. After the preferred share subscription, the Company had two out of total five seats on board of directors of Qiyi and accounted for the investment under the equity method due to the lack of control of its board of directors and certain substantive participating rights provided to the convertible redeemable preferred shareholders.

In August and December of 2011, the Company subscribed 39.13% of the outstanding Series B convertible redeemable preferred shares of Qiyi (the “Series B preferred shares”) with cash consideration of RMB283.23 million (US$45 million) and obtained additional ordinary shares with the consideration in the form of future online marketing services to be provided to Qiyi. The Company continues to hold 100% of Qiyi’s ordinary shares, or 53.05% equity interest in Qiyi on an as-converted basis and continues to account for the investment under the equity method due to the lack of control. By applying the equity method, the Company recognized the cumulative losses of Qiyi of RMB119.85 million (US$19.04 million) and reduced its balances for the investments in ordinary shares and Series B preferred shares accordingly.

In November 2011, Baidu Holdings, IDG-Accel China Capital Fund (“IDG-Accel”), and Qiming Venture Partners (“Qiming”) signed an agreement, pursuant to which IDG-Accel and Qiming subscribed with cash consideration convertible redeemable preferred shares of Youa.com, Inc. (“Youa”), a Cayman Islands company established by Baidu Holdings. Meanwhile, Baidu Holdings spun off a group of assets supporting the operations of online community services, which constituted a business as defined in ASC 805-10, Business Combinations: Overall, to Youa and entities under its control. The Company has three out of the total seven seats on board of directors of Youa and accounted for the investment in Youa under the equity method despite holding 100% of its ordinary shares due to the lack of control of its board of directors and certain substantive participating rights provided to the convertible redeemable preferred shares holders. The Company recognized a gain of RMB157.78 million (US$25.07 million) in the consolidated statements of comprehensive income arising from the difference between the fair value of its retained noncontrolling interests of 100% of ordinary shares in Youa and the carrying value of the assets spun off to Youa. The fair value of the retained investment was estimated using the income-approach based on significant inputs that market participants would consider when estimating fair value in the same industry.

As of December 31, 2011, the Company also holds 29% of the equity interest in Beijing Leftbrain Network Technology Co., Ltd. through Baidu Netcom, 42.12% of the equity interest in Beijing Paibo Times Technology Co., Ltd. through Beijing Perusal, 49% of the equity interest in RakuBai Limited through Baidu HK, 40% of the equity interest in Chongqing Rongdu Technology Co., Ltd. through Baidu Netcom and 40% of the equity interest in Henan Feidian Network Technology Co., Ltd. through Baidu Netcom, all of which were accounted for under the equity method.

The total impairment charges on long-term investments were nil, nil and RMB47.89 million (US$7.61 million) for the years ended December 31, 2009, 2010 and 2011, respectively.